AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 87.8%
Long-Term Municipal Bonds – 81.7%
Alabama – 0.5%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$110	$127,725
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	595	702,189

		829,914

Alaska – 0.0%
Northern Tobacco Securitization Corp. Series 2021B Zero Coupon, 06/01/2066	250	56,585

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	178,740

Arizona – 1.7%
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	199	228,801
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	200	241,624
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	100	107,726
City of Glendale AZ (City of Glendale AZ COP) 2.222%, 07/01/2030	1,000	1,020,288
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	1,017,142
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	109,103

		2,724,684

California – 6.2%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2037	175	206,712

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency Series 2021 3.00%, 08/01/2056(a)	$300	$312,647
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021A 4.00%, 02/01/2056(a)	100	114,525
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	250	283,692
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022A 4.00%, 05/15/2051(b)	1,500	1,743,040
California Housing Finance Series 20192 4.00%, 03/20/2033	156	185,715
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2040	250	311,301
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	250	263,376
California State University Series 2021-B 2.374%, 11/01/2035	1,000	1,019,131
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018A 5.50%, 12/01/2058(a)	250	298,940
City of Los Angeles Department of Airports Series 2020C 5.00%, 05/15/2039	1,000	1,288,473
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) 4.00%, 10/01/2056(a)	200	222,776
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) 4.00%, 12/01/2056(a)	400	445,057
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021A2 4.00%, 07/01/2056(a)	350	382,938
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	1,305	1,347,356

	Principal Amount (000)	U.S. $ Value

University of California Series 2022-S 5.00%, 05/15/2036(b)	$1,000	$1,347,709

		9,773,388

Colorado – 2.4%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	657,030
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042(b)	250	277,962
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015B 5.00%, 09/01/2030	200	230,448
Copper Ridge Metropolitan District 5.00%, 12/01/2039	500	532,412
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) 5.375%, 01/01/2041(a)	250	256,015
E-470 Public Highway Authority Series 2021B 0.384% (SOFR + 0.35%), 09/01/2039(c)	1,000	1,001,359
Pueblo Urban Renewal Authority Series 2021B Zero Coupon, 12/01/2025(a)	260	227,203
Vauxmont Metropolitan District AGM 5.00%, 12/15/2028-12/01/2050	480	570,230

		3,752,659

Connecticut – 0.5%
City of New Haven CT Series 2018A 5.50%, 08/01/2038	615	771,133

District of Columbia – 0.2%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016A 5.00%, 06/01/2041	100	114,520
District of Columbia Tobacco Settlement Financing Corp. Zero Coupon, 06/15/2055	2,500	241,677

		356,197

Florida – 4.6%
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	108,276
Capital Trust Agency, Inc. (Educational Growth Fund LLC) 5.00%, 07/01/2056(a)	100	119,113
Citizens Property Insurance, Inc. Series 2015A 5.00%, 06/01/2022	310	314,962

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2053	$1,000	$306,363
County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	1,000	1,168,156
County of Lake FL (Waterman Communities, Inc.) 3.375%, 08/15/2026	100	101,067
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015A 5.00%, 06/01/2028	780	912,833
County of Miami-Dade FL Aviation Revenue Series 2015A 5.00%, 10/01/2031	265	309,071
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2036	230	153,570
Florida Municipal Power Agency Series 2021 1.425%, 10/01/2026	1,000	1,012,368
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	270	318,816
Pinellas County Industrial Development Authority 5.00%, 07/01/2039	505	612,044
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	175	177,962
1.705%, 07/01/2027	120	123,502
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	655	790,590
Village Community Development District No. 13 3.55%, 05/01/2039	630	686,038

		7,214,731

Georgia – 0.3%
City of Atlanta GA Department of Aviation Series 2012A 5.00%, 01/01/2031	310	316,276
Municipal Electric Authority of Georgia 5.00%, 01/01/2038	100	124,358

		440,634

Guam – 1.6%
Antonio B Won Pat International Airport Authority Series 2021A 4.46%, 10/01/2043(b)	1,000	1,046,497
Territory of Guam Series 2019 5.00%, 11/15/2031	225	264,674
Series 2021F 5.00%, 01/01/2029(b)	1,000	1,250,718

		2,561,889

	Principal Amount (000)	U.S. $ Value

Hawaii – 2.2%
City & County of Honolulu HI Series 2022A 5.00%, 11/01/2025(b)	$3,000	$3,398,638

Illinois – 10.1%
Chicago Board of Education Series 2012A 5.00%, 12/01/2042	240	251,680
Series 2019A 5.00%, 12/01/2029-12/01/2030	200	259,250
Series 2019B 5.00%, 12/01/2033	100	128,105
Chicago O’Hare International Airport Series 2015C 5.00%, 01/01/2034	335	383,958
Series 2017B 5.00%, 01/01/2035	725	883,492
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) 5.00%, 06/01/2029	1,000	1,306,851
Illinois Finance Authority Series 2015 5.25%, 05/15/2050	100	117,985
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035	100	116,715
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) 5.125%, 05/15/2060	77	76,919
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2035	250	291,553
Illinois Finance Authority (University of Chicago (The)) Series 2021A 5.00%, 10/01/2037-10/01/2038	3,000	4,568,449
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	600	689,527
Series 2020 5.00%, 06/15/2050	640	799,507
Series 2022 4.00%, 12/15/2042(b)	1,000	1,163,141
State of Illinois Series 2010 7.35%, 07/01/2035	250	329,310
Series 2013 5.50%, 07/01/2025	270	296,112
Series 2016 5.00%, 02/01/2024	375	417,971
Series 2017D 5.00%, 11/01/2026-11/01/2027	930	1,152,028

	Principal Amount (000)	U.S. $ Value

Series 2018A 5.00%, 10/01/2027	$1,000	$1,239,973
Series 2019B 5.00%, 11/01/2031	1,000	1,278,640

		15,751,166

Indiana – 0.5%
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 03/01/2030	190	213,573
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2040	100	108,409
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	350	339,666
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021B 4.00%, 04/01/2024	100	102,099

		763,747

Iowa – 0.2%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018A 5.00%, 05/15/2048	325	377,989

Kentucky – 1.5%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2034	385	449,238
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2037	175	212,992
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2039	160	188,519
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	65,981
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	425	501,906

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	$600	$693,702
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	270,001

		2,382,339

Louisiana – 1.9%
City of New Orleans LA Water System Revenue Series 2014 5.00%, 12/01/2034	100	115,659
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	819,058
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023(d) (e)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) 5.00%, 07/01/2059	1,335	1,655,290
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2043	215	256,178
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	135,038

		2,981,226

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	100	114,108

Maryland – 1.7%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	150	169,935
Maryland Economic Development Corp. (Air Cargo Obligated Group) 4.00%, 07/01/2044	600	698,981
Maryland Economic Development Corp. (Bowie State University) 5.00%, 07/01/2055	1,000	1,227,699

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) 5.00%, 01/01/2036(b)	$500	$617,572

		2,714,187

Massachusetts – 2.4%
Commonwealth of Massachusetts AGC Series 2007A 0.688% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	1,300	1,294,464
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	1,000	1,333,530
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	693,437
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(f)	325	315,216
Series 2017A 7.75%, 12/01/2044(f)	140	138,923

		3,775,570

Michigan – 1.8%
City of Detroit MI 5.00%, 04/01/2038	75	88,796
Series 2014B 4.00%, 04/01/2044	245	238,222
Series 2021B 3.644%, 04/01/2034	200	207,123
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2022	115	120,039
AGM Series 2006D 0.697% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	1,000	1,002,434
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020A 3.267%, 06/01/2039	1,000	1,081,838
Series 2020B Zero Coupon, 06/01/2065	100	13,621
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008C Zero Coupon, 06/01/2058	1,450	75,033

		2,827,106

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.5%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.12%, 08/01/2028(g)	$200	$199,000
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2049	105	113,555
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036-07/01/2041	200	218,652
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051-06/01/2056(a)	200	203,823

		735,030

Mississippi – 0.2%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036	250	298,361

Missouri – 0.2%
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	190	197,398
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021A 5.00%, 08/15/2056	105	116,440

		313,838

Nebraska – 0.1%
Central Plains Energy Project (Goldman Sachs Group Inc. (The)) Series 2012 5.00%, 09/01/2042	100	105,111

Nevada – 1.4%
Clark County School District Series 2021-A 4.00%, 06/15/2034	1,000	1,230,255
State of Nevada Department of Business & Industry Series 2021 0.25%, 01/01/2050(a)	1,000	1,000,181

		2,230,436

New Hampshire – 0.2%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 20201 4.125%, 01/20/2034	211	256,175
New Hampshire Health and Education Facilities Authority Act Series 2012 5.00%, 01/01/2042	115	117,315

		373,490

	Principal Amount (000)	U.S. $ Value

New Jersey – 5.8%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.25%, 04/01/2026	$1,000	$1,206,593
Series 2014P 5.00%, 06/15/2029	200	225,424
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	210	221,520
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	100	125,888
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2036	280	344,218
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	655,353
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2035	340	428,072
Series 2022A 5.00%, 06/15/2033(b)	1,000	1,292,277
New Jersey Turnpike Authority Series 2017B 5.00%, 01/01/2032	540	681,148
Series 2020D 5.00%, 01/01/2028	1,350	1,633,712
Series 2021B 1.713%, 01/01/2029	1,000	1,012,678
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	1,045	1,249,255

		9,076,138

New York – 8.2%
Metropolitan Transportation Authority Series 2020-E 4.00%, 11/15/2026	1,155	1,354,130
Series 2020A 5.00%, 11/15/2045	1,000	1,314,892
Series 2020C 5.00%, 11/15/2050	1,000	1,250,892
Series 2021D 0.364% (SOFR + 0.33%), 11/01/2035(c)	1,000	1,000,507

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2040	$550	$628,366
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2032	865	1,106,097
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	350	61,912
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	200	243,090
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014A 5.00%, 02/15/2028	425	475,794
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2026	365	376,810
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021A 4.00%, 03/15/2045	2,000	2,391,379
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	275	317,417
Series 2020 4.00%, 10/01/2030	300	363,838
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	150	168,821
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)
Series 2021A 2.917%, 05/15/2040	500	515,589
4.00%, 05/15/2046	1,000	1,215,642
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	122,144

		12,907,320

North Carolina – 0.4%
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	597,859

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	100	103,169

	Principal Amount (000)	U.S. $ Value

Ohio – 3.3%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	$2,035	$2,393,366
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/2031	445	461,199
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	212,790
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	405,221
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	239,680
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.125%, 12/01/2049	100	110,377
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	100	49,808
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	145	145,744
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	100	102,401
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	580	648,308
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	185	215,299
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	140	143,361

		5,127,554

Oklahoma – 1.3%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2039	505	557,239
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2049	1,180	1,427,295

		1,984,534

	Principal Amount (000)	U.S. $ Value

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2036(a)	$375	$408,383

Pennsylvania – 3.9%
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	130	133,225
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) 5.00%, 07/01/2054	250	310,354
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040	100	115,418
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	108,306
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	510	531,160
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	116,951
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) 5.00%, 08/15/2033(b)	1,050	1,365,554
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	200	243,721
Series 2021-B 5.00%, 12/01/2035	1,000	1,343,750
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2054	100	121,767
School District of Philadelphia (The) Series 2019A 5.00%, 09/01/2044(h)	1,350	1,708,776

		6,098,982

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 4.1%
Children’s Trust Fund Series 2008A Zero Coupon, 05/15/2057	$2,000	$134,483
Series 2008B Zero Coupon, 05/15/2057	5,000	269,996
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023(e) (i)	30	28,537
Series 2011A 5.75%, 07/01/2024(e) (i)	40	37,350
Series 2012A 5.75%, 07/01/2028(e) (i)	100	90,500
Series 2014A 8.00%, 07/01/2035(e) (i)	135	115,087
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	149	139,698
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 07/01/2024	90	99,059
Series 2012A 5.00%, 07/01/2022-07/01/2033	215	224,037
5.125%, 07/01/2037	25	26,101
5.25%, 07/01/2029-07/01/2042	200	209,038
5.50%, 07/01/2028	75	78,560
5.75%, 07/01/2037	50	52,487
6.00%, 07/01/2047	50	52,600
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032-07/01/2037(e) (i)	330	322,988
Series 2008W 5.00%, 07/01/2028	245	239,794
5.375%, 07/01/2024	125	122,969
Series 2010A 5.25%, 07/01/2029-07/01/2030(e) (i)	115	112,988
Series 2010C 5.00%, 07/01/2021(i) (j)	25	24,469
5.25%, 07/01/2028(e) (i)	175	171,937
Series 2010D 5.00%, 07/01/2022	15	14,719
Series 2010X 5.25%, 07/01/2040(e) (i)	340	334,050
5.75%, 07/01/2036(e) (i)	125	123,750
Series 2010Z 5.25%, 07/01/2024	40	39,300
Series 2012A 5.00%, 07/01/2029-07/01/2042(e) (i)	60	58,725
AGM Series 2007V 5.25%, 07/01/2031	375	440,223
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	125	143,328
AGC Series 2007N 5.25%, 07/01/2036	110	123,888

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$390	$402,675
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	2,153	745,762
Series 2019A 4.329%, 07/01/2040	440	500,042
5.00%, 07/01/2058	867	1,010,948

		6,490,088

South Carolina – 0.7%
South Carolina Jobs-Economic Development Authority 4.00%, 06/01/2056	100	105,856
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(a)	100	105,178
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	220	246,344
Series 2014C 5.00%, 12/01/2046	325	370,669
Series 2016A 5.00%, 12/01/2036	265	316,838

		1,144,885

Tennessee – 0.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	370	369,224
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	130	153,584
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051(b)	250	281,669
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	135	67,241
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	259,236

		1,130,954

	Principal Amount (000)	U.S. $ Value

Texas – 4.6%
Austin Convention Enterprises, Inc. Series 2017A 5.00%, 01/01/2034	$500	$567,404
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042	100	106,952
Series 2021C 5.00%, 01/01/2027	1,000	1,187,773
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	178,395
City of San Antonio TX Electric & Gas Systems Revenue Series 2021A 5.00%, 02/01/2046	1,000	1,295,447
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2014A 5.00%, 12/01/2025	580	671,627
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	100	103,734
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	588,006
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	450	475,247
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	100	111,376
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	250	287,267
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	100	103,691
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2025	675	685,664
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	456	488,442

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044	$100	$110,340
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	235	291,657

		7,253,022

Utah – 0.8%
City of Salt Lake City UT Airport Revenue Series 2018A 5.00%, 07/01/2048(h)	1,000	1,217,154

Virginia – 0.1%
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	165	165,940

Washington – 2.7%
City of Seattle WA Municipal Light & Power Revenue Series 2021A 4.00%, 07/01/2034	1,000	1,265,756
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	329,250
Port of Seattle WA Series 2015C 5.00%, 04/01/2033	510	576,303
Series 2021 4.00%, 08/01/2040	1,000	1,208,579
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	235	280,411
Washington State Housing Finance Commission Series 2012A 6.75%, 10/01/2047(a)	100	107,506
Series 2021-1 0.725%, 12/20/2035	998	62,754
Washington State Housing Finance Commission Series 2021-A 3.50%, 12/20/2035	284	335,639
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	100	112,790

		4,278,988

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.6%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	$881	$912,051

Wisconsin – 1.0%
UMA Education, Inc. Series 2019 5.00%, 10/01/2025-10/01/2029(a)	330	400,815
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	100	107,715
Wisconsin Public Finance Authority (21st Century Public Academy) 3.75%, 06/01/2030(a)	350	371,331
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	100	113,118
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017A 5.25%, 05/15/2042(a)	130	143,892
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	300	349,444

		1,486,315

Total Long-Term Municipal Bonds (cost $120,859,421)		128,186,232

Short-Term Municipal Notes – 6.1%
Florida – 1.6%
City of Gainesville FL (Gainesville Jewish Student Foundation, Inc.) 0.02%, 05/01/2033(k)	1,250	1,250,000
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) 0.04%, 07/01/2032(k)	1,250	1,250,000

		2,500,000

Indiana – 0.8%
City of Indianapolis IN (Foundation for Affordable Rental Housing, Inc.) 0.03%, 05/15/2038(k)	1,250	1,250,000

Iowa – 0.7%
Iowa Finance Authority (Iowa Health System Obligated Group) 0.02%, 11/15/2041(k)	1,065	1,065,000

Maryland – 0.7%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) 0.02%, 07/01/2034(k)	1,180	1,180,000

	Principal Amount (000)	U.S. $ Value

Nevada – 0.8%
County of Clark Department of Aviation Series 2008D 0.02%, 07/01/2029(k)	$1,245	$1,245,000

Ohio – 0.7%
Columbus Regional Airport Authority Series 2005 0.02%, 07/01/2035(k)	1,060	1,060,000

Texas – 0.8%
City of Houston TX Combined Utility System Revenue 0.02%, 05/15/2034(k)	1,325	1,325,000

Total Short-Term Municipal Notes (cost $9,625,000)		9,625,000

Total Municipal Obligations (cost $130,484,421)		137,811,232

CORPORATES - INVESTMENT GRADE – 9.6%
Industrial – 6.7%
Basic – 0.4%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	500	513,940
2.75%, 02/03/2023	100	103,595

		617,535

Communications - Media – 0.8%
Comcast Corp. 3.10%, 04/01/2025	450	485,865
3.30%, 02/01/2027	100	110,317
TWDC Enterprises 18 Corp. 2.35%, 12/01/2022	475	487,796
Walt Disney Co. (The) 1.75%, 01/13/2026	100	103,313

		1,187,291

Consumer Cyclical - Automotive – 0.3%
Toyota Motor Credit Corp. 1.80%, 02/13/2025	500	518,305

Consumer Cyclical - Entertainment – 0.6%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	1,014,720

Consumer Cyclical - Other – 0.9%
DR Horton, Inc. 2.50%, 10/15/2024	225	236,129
Las Vegas Sands Corp. 3.20%, 08/08/2024	600	626,586
Lennar Corp. 4.50%, 04/30/2024	215	234,096
PulteGroup, Inc. 5.50%, 03/01/2026	250	292,835

		1,389,646

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.5%
NIKE, Inc. 2.40%, 03/27/2025	$470	$498,228
VF Corp. 2.40%, 04/23/2025	230	241,595

		739,823

Consumer Non-Cyclical – 0.8%
Abbott Laboratories 3.875%, 09/15/2025	215	240,026
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	700	747,971
PayPal Holdings, Inc. 1.35%, 06/01/2023	235	239,376

		1,227,373

Energy – 0.8%
Chevron Corp. 2.954%, 05/16/2026	545	593,685
Exxon Mobil Corp. 2.709%, 03/06/2025	100	106,389
2.992%, 03/19/2025	445	478,148

		1,178,222

Services – 0.8%
Amazon.com, Inc. 0.80%, 06/03/2025	235	236,100
Booking Holdings, Inc. 3.60%, 06/01/2026	440	489,623
Mastercard, Inc. 2.00%, 03/03/2025	225	235,732
3.30%, 03/26/2027	275	307,098

		1,268,553

Technology – 0.8%
Apple, Inc. 3.20%, 05/13/2025-05/11/2027	545	596,322
Microsoft Corp. 2.40%, 08/08/2026	460	492,269
Oracle Corp. 2.50%, 04/01/2025	225	236,851

		1,325,442

		10,466,910

Financial Institutions – 2.2%
Banking – 1.2%
Bank of America Corp. 0.536%, 05/28/2024	520	520,411
Series JJ 5.125%, 06/20/2024(l)	100	106,270
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(l)	100	104,879

	Principal Amount (000)	U.S. $ Value

Comerica, Inc. 5.625%, 07/01/2025(l)	$100	$112,002
Fifth Third Bancorp Series L 4.50%, 09/30/2025(l)	100	108,851
Huntington Bancshares, Inc. Series F 5.625%, 07/15/2030(l)	100	117,867
JPMorgan Chase & Co. 0.578% (SOFR + 0.54%), 06/01/2025(c)	500	500,315
Series Q 5.15%, 05/01/2023(l)	50	51,898
Truist Financial Corp. Series Q 5.10%, 03/01/2030(l)	100	115,073
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(l)	100	103,833

		1,841,399

Brokerage – 0.3%
Charles Schwab Corp. (The) 0.55% (SOFR + 0.50%), 03/18/2024(c)	500	503,250

Finance – 0.4%
Air Lease Corp. 3.625%, 04/01/2027	600	652,464

Insurance – 0.3%
Centene Corp. 4.25%, 12/15/2027	232	244,468
Prudential Financial, Inc. 5.625%, 06/15/2043	215	230,482

		474,950

		3,472,063

Utilities – 0.7%
Electric Utilities – 0.4%
National Rural Utilities Cooperative Finance Corp. 3.05%, 04/25/2027	500	549,945

Oil Gas & Consumable Fuels – 0.3%
Atmos Energy Corp. 3.00%, 06/15/2027	500	546,090

		1,096,035

Total Corporates - Investment Grade (cost $14,894,569)		15,035,008

ASSET-BACKED SECURITIES – 3.7%
Autos - Fixed Rate – 3.3%
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	1,000	1,011,635

	Principal Amount (000)	U.S. $ Value

CPS Auto Receivables Trust Series 2021-A, Class C 0.83%, 09/15/2026(a)	$1,000	$1,001,244
Series 2021-B, Class C 1.23%, 03/15/2027(a)	250	250,307
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)	1,000	1,001,374
JPMorgan Chase Bank NA - CACLN Series 2021-1, Class B 0.875%, 09/25/2028(a)	950	951,303
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95%, 03/16/2026(a)	1,000	1,001,387

		5,217,250

Other ABS - Fixed Rate – 0.4%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	361	361,541
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	200	208,136

		569,677

Total Asset-Backed Securities (cost $5,760,382)		5,786,927

CORPORATES - NON-INVESTMENT GRADE – 1.3%
Industrial – 1.3%
Communications - Telecommunications – 0.3%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(e) (i)	275	151,288
T-Mobile USA, Inc. 2.625%, 04/15/2026	115	117,773
3.375%, 04/15/2029	108	112,483
3.50%, 04/15/2031	106	111,445

		492,989

Consumer Cyclical - Entertainment – 0.6%
Carnival Corp. 4.00%, 08/01/2028(a)	400	399,052
Wild Rivers Water Park 8.50%, 11/01/2051	500	501,517

		900,569

Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 4.70%, 04/01/2026	173	192,739
4.875%, 06/01/2025	18	19,968

		212,707

	Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	$155	$162,172
5.75%, 04/20/2029(a)	165	178,406
United Airlines, Inc. 4.375%, 04/15/2026(a)	150	154,313

		494,891

Total Corporates - Non-Investment Grade (cost $2,140,538)		2,101,156

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Risk Share Floating Rate – 1.3%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 1.689% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)	252	252,277
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 2.139% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)	36	36,151
Series 2016-DNA4, Class M3 3.889% (LIBOR 1 Month + 3.80%), 03/25/2029(c)	252	260,966
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.489% (LIBOR 1 Month + 4.40%), 01/25/2024(c)	120	124,452
Series 2014-C03, Class 2M2 2.989% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	65	65,919
Series 2015-C01, Class 2M2 4.639% (LIBOR 1 Month + 4.55%), 02/25/2025(c)	2	1,722
Series 2015-C02, Class 1M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	63	64,128
Series 2016-C01, Class 1M2 6.839% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	165	175,996
Series 2016-C02, Class 1M2 6.089% (LIBOR 1 Month + 6.00%), 09/25/2028(c)	226	236,937
Series 2016-C04, Class 1M2 4.339% (LIBOR 1 Month + 4.25%), 01/25/2029(c)	115	120,399
Series 2017-C01, Class 1M2 3.639% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	171	176,656
Series 2017-C02, Class 2M2 3.739% (LIBOR 1 Month + 3.65%), 09/25/2029(c)	184	189,656

	Principal Amount (000)	U.S. $ Value

Series 2017-C04, Class 2M2 2.939% (LIBOR 1 Month + 2.85%), 11/25/2029(c)	$237	$242,808

Total Collateralized Mortgage Obligations (cost $1,889,144)		1,948,067

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.3%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.094% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)	250	244,709
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.119% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)	275	274,739

Total Commercial Mortgage-Backed Securities (cost $522,772)		519,448

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.266% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (c) (cost $250,000)	250	250,118

	Shares

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(m) (n) (o) (cost $3,875,081)	3,875,081	3,875,081

Total Investments – 106.7% (cost $159,816,907)(p)		167,327,037
Other assets less liabilities – (6.7)%		(10,486,993)

Net Assets – 100.0%		$156,840,044

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.93%	USD	3,000	$(291,442)	$(249,345)	$(42,097)
CDX-NAIG Series 36, 5 Year Index, 06/20/2026*	(1.00)	Quarterly	0.50	USD	4,500	(113,205)	(94,747)	(18,458)

						$(404,647)	$(344,092)	$(60,555)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,110	01/15/2028	1.230%	CPI#	Maturity	$142,641	$—	$142,641
USD	650	01/15/2028	0.735%	CPI#	Maturity	109,766	—	109,766
USD	1,680	01/15/2030	1.714%	CPI#	Maturity	173,394	—	173,394
USD	1,680	01/15/2030	1.731%	CPI#	Maturity	170,318	—	170,318
USD	1,600	01/15/2030	1.585%	CPI#	Maturity	187,224	—	187,224
USD	525	01/15/2030	1.572%	CPI#	Maturity	62,159	—	62,159
USD	525	01/15/2030	1.587%	CPI#	Maturity	61,321	—	61,321
USD	1,100	01/15/2031	2.601%	CPI#	Maturity	17,793	—	17,793
USD	340	02/15/2041	CPI#	2.553%	Maturity	3,295	—	3,295
USD	900	02/15/2051	CPI#	2.295%	Maturity	(55,895)	—	(55,895)

						$872,016	$—	$872,016

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,750	01/15/2028	1.147%	3 Month LIBOR	Semi-Annual/ Quarterly	$ (49,882)	$ —	$ (49,882)
USD	2,750	01/15/2028	1.231%	3 Month LIBOR	Semi-Annual/ Quarterly	(43,664)	—	(43,664)
USD	2,650	01/15/2028	1.044%	3 Month LIBOR	Semi-Annual/ Quarterly	(13,243)	—	(13,243)
USD	3,500	01/15/2031	1.401%	3 Month LIBOR	Semi-Annual/ Quarterly	(48,741)	—	(48,741)
USD	2,300	01/15/2031	1.269%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,305)	—	(3,305)
USD	1,200	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	151,702	(45)	151,747
USD	1,100	04/01/2039	0.932%	3 Month LIBOR	Semi-Annual/ Quarterly	111,721	—	111,721

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,000	04/01/2039	0.774%	3 Month LIBOR	Semi-Annual/ Quarterly	$127,484	$—	$127,484
USD	5,000	04/01/2044	3 Month LIBOR	2.013%	Quarterly/ Semi-Annual	393,102	—	393,102
USD	3,150	04/01/2054	1.583%	3 Month LIBOR	Semi-Annual/ Quarterly	62,812	—	62,812

						$687,986	$(45)	$688,031

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid /(Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	515	$(135,823)	$(59,190)	$(76,633)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,000	(263,817)	(126,258)	(137,559)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,000	(263,817)	(128,457)	(135,360)
JPMorgan Securities, LLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	2,750	(241,908)	43,949	(285,857)

						$(905,365)	$(269,956)	$(635,409)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,220	10/09/2029	1.120%	SIFMA*	Quarterly	$(52,071)	$—	$(52,071)
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	(53,053)	—	(53,053)

							$(105,124)	$—	$(105,124)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $16,785,562 or 10.7% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023	07/31/2014	$173,772	$3	0.00%

(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.29% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$306,672	$315,216	0.20%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	140,000	138,923	0.09%

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2021 and the aggregate market value of this security amounted to $199,000 or 0.13% of net assets.

(h)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,742,337 and gross unrealized depreciation of investments was $(1,473,248), resulting in net unrealized appreciation of $8,269,089.

As of July 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$128,186,232	$—	$128,186,232
Short-Term Municipal Notes	—	9,625,000	—	9,625,000
Corporates - Investment Grade	—	15,035,008	—	15,035,008
Asset-Backed Securities	—	5,786,927	—	5,786,927
Corporates - Non-Investment Grade	—	2,101,156	—	2,101,156
Collateralized Mortgage Obligations	—	1,948,067	—	1,948,067
Commercial Mortgage-Backed Securities	—	519,448	—	519,448
Collateralized Loan Obligations	—	250,118	—	250,118
Short-Term Investments	3,875,081	—	—	3,875,081
Liabilities:
Floating Rate Notes(a)	(1,600,000)	—	—	(1,600,000)

Total Investments in Securities	2,275,081	163,451,956	—	165,727,037
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	927,911	—	927,911
Centrally Cleared Interest Rate Swaps	—	846,821	—	846,821
Liabilities:
Centrally Cleared Credit Default Swaps	—	(404,647)	—	(404,647)
Centrally Cleared Inflation (CPI) Swaps	—	(55,895)	—	(55,895)
Centrally Cleared Interest Rate Swaps	—	(158,835)	—	(158,835)
Credit Default Swaps	—	(905,365)	—	(905,365)
Interest Rate Swaps	—	(105,124)	—	(105,124)

Total	$2,275,081	$163,596,822	$—	$165,871,903

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$456	$57,062	$53,643	$3,875	$1